Annual Fund Operating Expenses - Xtrackers MSCI USA ESG Leaders Equity ETF - Xtrackers MSCI USA ESG Leaders Equity ETF	Dec. 17, 2021
Operating Expenses:
Management fee	0.10%
Other Expenses	none
Total annual fund operating expenses	0.10%